Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Premises and Equipment Estimated Useful Lives

Depreciation expense is computed using the straight-line method over the following estimated useful lives:

Building and improvements	10 - 40 years
Furniture and equipment	5 - 10 years
Leasehold improvements	18 years
Computer equipment	3 years

Reconciliation of Components of Basic and Diluted Earnings Per Share

The reconciliation of the components of basic and diluted earnings per share is as follows:

	2014	2013	2012
Net earnings available to common shareholders	$5,403	4,006	2,057

Weighted average common shares outstanding	5,888,862	5,730,114	5,730,114
Dilutive effect of stock options	19,266	6,511	3,276
Dilutive effect of performance share awards	52,071	27,660	7,010

Diluted common shares	5,960,199	5,764,285	5,740,400

Basic earnings per common share	$0.92	0.70	0.36
Diluted earnings per common share	$0.91	0.69	0.36